Organization and nature of business (Details)	12 Months Ended
Sep. 30, 2023
FAMI
Entity Incorporation Date Of Incorporation	Jul. 28, 2015
Entity Incorporation, State Country Name	Cayman
Principal Activities	Holding company
Nongyuan Network
Entity Incorporation Date Of Incorporation	Jul. 07, 2016
Entity Incorporation, State Country Name	Zhejiang, China
Principal Activities	Trading
Farmmi International
Entity Incorporation Date Of Incorporation	Aug. 20, 2015
Entity Incorporation, State Country Name	Hong Kong
% of Ownership	100.00%
Principal Activities	Holding company
Farmmi Enterprise
Entity Incorporation Date Of Incorporation	May 23, 2016
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Holding company
Farmmi Technology
Entity Incorporation Date Of Incorporation	Jun. 06, 2016
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Holding company
Farmmi Agricultural
Entity Incorporation Date Of Incorporation	Dec. 08, 2015
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Holding company
FLS Mushroom
Entity Incorporation Date Of Incorporation	Mar. 25, 2011
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Light processing and distribution of dried mushrooms
Farmmi Food
Entity Incorporation Date Of Incorporation	Dec. 26, 2017
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Dehydrating, further processing and distribution of edible fungus
Farmmi E-Commerce
Entity Incorporation Date Of Incorporation	Mar. 22, 2019
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Technology development, technical services and technical consultation related to agricultural products
Farmmi Biotech
Entity Incorporation Date Of Incorporation	Apr. 07, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Research and development of mushroom powder and mushroom extract
Farmmi Ecology
Entity Incorporation Date Of Incorporation	Apr. 25, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Holding company
Farmmi Supply Chain
Entity Incorporation Date Of Incorporation	May 11, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Agricultural products supply chain
Farmmi Health Development
Entity Incorporation Date Of Incorporation	Sep. 17, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Health development
Farmmi Medical Health
Entity Incorporation Date Of Incorporation	Sep. 18, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Medical health
Farmmi Holdings
Entity Incorporation Date Of Incorporation	Sep. 18, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Holding company
Jiangxi Xiangbo
Entity Incorporation Date Of Incorporation	Jun. 18, 2021
Entity Incorporation, State Country Name	Jiangxi, China
% of Ownership	100.00%
Principal Activities	Holding company
Yudu Yada
Entity Incorporation Date Of Incorporation	Nov. 10, 2010
Entity Incorporation, State Country Name	Jiangxi, China
% of Ownership	100.00%
Principal Activities	Forestry development
Guoning Zhonghao
Entity Incorporation Date Of Incorporation	Jun. 15, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Agriculture exporting
Farmmi Eco Agri
Entity Incorporation Date Of Incorporation	May 27, 2022
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Agriculture products
Farmmi Canada
Entity Incorporation Date Of Incorporation	Jul. 13, 2022
Entity Incorporation, State Country Name	Canada
% of Ownership	100.00%
Principal Activities	Agriculture products
Ningbo Farmmi Trade
Entity Incorporation Date Of Incorporation	Nov. 14, 2022
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Agriculture products
Yitang Mediservice
Entity Incorporation Date Of Incorporation	Sep. 07, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Medical services
Yiting Meditech
Entity Incorporation Date Of Incorporation	Sep. 17, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Medical technology
Farmmi USA
Entity Incorporation Date Of Incorporation	Aug. 24, 2023
Entity Incorporation, State Country Name	California, USA
% of Ownership	100.00%
Principal Activities	Trading